M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Dear Shareholder:

We are pleased to provide the annual report for the Municipal Partners Fund II Inc. ("Fund") as of June 30, 2002. Included is our market commentary, an audited schedule of the Fund's investments at the close of the period, and audited financial statements for the year ended June 30, 2002.

The Fund distributed income dividends to common shareholders totaling $0.75 per common share during the period. The table below shows the annualized distribution rate and the 12-month total return based on the Fund's June 30, 2002 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price1:

         PRICE                  ANNUALIZED            TWELVE-MONTH
       PER SHARE            DISTRIBUTION RATE 2       TOTAL RETURN 2
    ---------------          ----------------          ------------
    $14.34 (NAV)                   5.44%                  8.49%
    $13.00 (NYSE)                  6.00%                 10.11%

In comparison, the Lipper Inc. 3 general municipal debt closed-end funds (leveraged) category returned an average of 7.41% during the year ended June 30, 2002.

SPECIAL NOTICE TO SHAREHOLDERS

A favorable cost of borrowing resulting from low short-term interest rates enabled the Fund to increase the dividend rate on common shares twice during the reporting period. In addition, the dividend rate was increased again on July 18, 2002 (after the close of the reporting period).

INVESTMENT STRATEGY

Salomon Brothers Asset Management Inc's ("SBAM") philosophy of focusing on long-term fundamentals, rigorous credit analysis and sector selection remains the foundation of our management approach. SBAM's investment process begins with the Investment Policy Committee, which is comprised of senior SBAM portfolio managers across various asset classes and sectors. (Robert E. Amodeo represents the municipal fixed-income sector as a member of the Investment Policy Committee.) The Investment Policy Committee's outlook for interest rate movements and the domestic economy are the main drivers of the Fund's top-down4 investment decisions. SBAM then employs a

------------------------

1 NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (net assets of common shareholders) by the total number of common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which the investor may buy or sell shares of the Fund is its market price (NYSE) as determined by supply and demand.
2 Total returns are based on changes in NAV or the market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. The annualized distribution rate for common shareholders is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in the report. This annualized distribution rate assumes a current monthly income dividend rate to common shareholders of $0.065 for 12 months. This rate is as of June 30, 2002 and is subject to change. The important difference between a total return and an annualized distribution rate is that the total return takes into consideration a number of factors including the fluctuation of the NAV or the market price during the period reported. The NAV fluctuation includes the effects of unrealized appreciation or depreciation in the Fund. Accordingly, since an annualized distribution rate only reflects the current monthly income dividend rate annualized, it should not be used as the sole indicator to judge the return you receive from your fund investment. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.
3  Lipper Inc. is an independent mutual fund-tracking organization.
4 Top-down refers to an investing style that begins with an assessment of trends in the general economy, followed by selecting those investments that the manager believes will most likely benefit from those trends.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

bottom-up 5 approach that combines SBAM's proprietary evaluation tools with experienced judgment to identify relative value among various municipal securities.

At June 30, 2002, the Fund's long-term holdings consisted of 66 issues throughout 26 different states. The credit quality of the portfolio remained strong, with an average rating of AA. Sector weightings were well diversified, with the greatest emphasis in transportation, education, and general obligation bonds.

MARKET REVIEW

Although the U.S. Federal Reserve Board ("Fed") continued its policy of rate reductions throughout the second half of 2001, SBAM believes this policy did not make a significant impact on domestic economic growth. However, the good news is that inflation remained relatively tame for the period.

Total return for municipal bonds lagged U.S. Treasury bonds during the second half of 2001, as a heavy calendar of tax-exempt new issues prevented municipal prices from keeping pace with their taxable counterparts. State and local governments combined to issue large amounts of municipal debt to fund new projects and refinance outstanding issues during the period. These robust supply figures met impressive demand from retail investors as a shaky stock market, we believe, led many investors to rebalance portfolios and increase their exposure to fixed-income securities. The individual investor was the dominant buyer in the municipal bond market.

The New Year commenced with short-term rates dropping due to technical factors arising from the "January effect." The "January effect" describes a temporary increase in the demand for money-market instruments caused by an influx of cash from maturing bonds and coupon interest chasing a dearth of supply.

In the latter portion of February, Fed chairman Alan Greenspan made his biannual report to Congress on the state of the U.S. economy and Fed interest-rate policy. His comments indicated that he expected the pick-up in economic growth to be sluggish.

A significant rise in yields occurred during March, as a shift in monetary-policy sentiment coupled with positive economic data roiled the markets. At the conclusion of the March 19th Federal Open Market Committee ("FOMC")6 meeting, the Fed changed its bias on monetary policy from "weakness" to "neutral," citing that "against the background of its long-run goals of price stability and sustainable economic growth and of the information currently available, the risks are balanced with respect to prospects for both goals."

At the May 7th FOMC meeting, the Fed voted unanimously to keep the overnight bank-lending rate at 1.75%. Minutes of the meeting cited "the degree of the strengthening in final demand over coming quarters, an essential element in sustained economic expansion, is still uncertain." As the bond market continued its rise, tax-free instruments continued to look attractive.

In June, the Fed left rates unchanged for the fourth consecutive meeting versus 11 rate cuts in 2001. The Fed's dialogue exclaimed that economic activity continues to strengthen, but that the degree of strengthening remains uncertain.

--------------------
5 Bottom-up investing is an investing style that focuses on the fundamental strength of individual companies and municipalities.
6 The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

MARKET OUTLOOK

We anticipate a record year for new-issue financing, as state and local governments are expected to take advantage of a renewed low interest-rate environment. In the weeks and months ahead, our strategy for the Fund will be to continue investing its assets in investment-grade securities.

ADDITIONAL INFORMATION

The Municipal Partners Fund II Inc. is traded on the NYSE under the symbol "MPT." Daily closing prices are available online under symbol "XMPTX" and in most newspapers under the NYSE listings. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that provide weekly net asset value per share information. In addition, the Fund issues a quarterly allocation press release that can be found on most major financial web sites.

In a continuing effort to provide information concerning the Municipal Partners Fund II Inc., shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Standard Time (EST), for the Fund's current net asset value, market price and other information regarding the Fund's portfolio holdings and allocations.

Finally, we would like to thank our investors for their continued confidence in our investment management approach.


Sincerely,

/s/ Heath B. McLendon                                 /s/ Stephen Treadway
HEATH B. MCLENDON                                     STEPHEN TREADWAY
Co-Chairman of the Board                              Co-Chairman of the Board


/s/ Robert E. Amodeo
ROBERT E. AMODEO
Executive Vice President

August 5, 2002

The information in this letter represents the opinion of the manager and is not intended to be a forecast of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 4 through 8 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of June 30, 2002 and is subject to change.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Schedule of Investments
June 30, 2002


     FACE
    AMOUNT          RATING(A)                    SECURITY                                                  VALUE
-------------------------------------------------------------------------------------------------------------------

Long-Term Investments-- 100.0%

ARIZONA -- 0.4%
  $  500,000        AAA        Phoenix, AZ Civic Improvement Corp. Water Systems Revenue,
                                 FGIC-Insured, 5.500% due 7/1/20 ....................................    $  529,595
                                                                                                         ----------
CALIFORNIA -- 2.5%
   3,000,000        AA-        California Housing Finance Agency Home Mortgage Revenue,
                                 Series H, 6.150% due 8/1/16 ........................................     3,154,680
                                                                                                        -----------
DISTRICT OF COLUMBIA -- 1.6%
   2,000,000        AAA        District of Columbia Revenue, (American University), AMBAC-Insured,
                                 5.625% due 10/1/26 .................................................     2,046,880
                                                                                                        -----------
GEORGIA -- 0.1%
      95,000        AAA        Fulton County, GA Housing Authority, Single-Family Mortgage, Series A,
                                 GNMA-Collateralized, 6.600% due 3/1/28 .............................        97,672
                                                                                                        -----------
ILLINOIS -- 17.2%              Chicago, IL Board of Education, (Chicago School Reform):
   1,000,000        AAA          AMBAC-Insured, 5.750% due 12/1/27 ..................................     1,042,290
   4,255,000        AAA          MBIA-Insured, 6.000% due 12/1/16 ...................................     4,612,207
   1,750,000        AAA        Chicago, IL Midway Airport Revenue, Series B, MBIA-Insured,
                                 5.625% due 1/1/29 ..................................................     1,775,095
   2,500,000        AAA        Chicago, IL Refunding GO, Series A, MBIA-Insured,
                                 5.000% due 1/1/41 ..................................................     2,357,850
     250,000        AAA        Cook County, IL Refunding GO, Series A, MBIA-Insured,
                                 5.625% due 11/15/16 ................................................       264,525
   2,000,000        Aaa*       Illinois Development Finance Authority, Revolving Fund Revenue,
                                 5.250% due 9/1/12 ..................................................     2,165,420
   1,000,000        AA+        Illinois Educational Facilities Authority Revenue,
                                 (Northwestern University), 5.500% due 12/1/13 ......................     1,110,540
                               Illinois Health Facilities Authority Revenue:
   1,850,000        AAA          Refunding, (SSM Health Care), MBIA-Insured, 6.550% due 6/1/13 ......     2,201,925
   2,000,000        AAA          Servantcor Project, Series A, FSA-Insured, 6.000%,
                                   Escrowed to Maturity 8/15/12 .....................................     2,311,120
     605,000        A            South Suburban Hospital Project, 7.000%,
                                   Escrowed to Maturity 2/15/18 .....................................       739,008
   3,000,000        AAA        Illinois State, First Series, MBIA-Insured, 5.500% due 8/1/17 ........     3,287,910
                                                                                                        -----------
                                                                                                         21,867,890
                                                                                                        -----------
-------------------------------------------------------------------------------------------------------------------
                                        See Notes to Financial Statements.

Page 4

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

June 30, 2002


     FACE
    AMOUNT          RATING(A)                    SECURITY                                                   VALUE
-------------------------------------------------------------------------------------------------------------------
INDIANA -- 0.2%
 $   250,000        AAA        Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23 ....  $    244,882
                                                                                                       ------------

IOWA -- 2.5%
   3,160,000        NR         Iowa Finance Authority, Hospital Facility Revenue Refunding,
                                 (Trinity Regional Hospital Project), 7.000% due 7/1/12,
                                 Pre-Refunded 7/1/02 ................................................     3,224,527
                                                                                                       ------------
KANSAS -- 1.3%
   1,500,000        AA+        Kansas State Development Finance Authority Revenue, (Water Pollution
                                 Control Revolving Fund II), 5.500% due 11/1/16 .....................     1,653,810
                                                                                                       ------------
KENTUCKY -- 0.6%
     750,000        AAA        Louisville & Jefferson County, KY Metropolitan Sewer District, Sewer
                                 & Drain System, Series A, FGIC-Insured, 5.000% due 5/15/30 .........       722,663
                                                                                                       ------------
LOUISIANA -- 4.0%
   5,000,000        BBB+       Louisiana Public Facilities Authority Hospital Revenue Refunding,
                                 (Touro Infirmary Project), Series A, 6.125% due 8/15/23 ............     5,071,850
                                                                                                       ------------

MARYLAND -- 1.6%
                               Maryland State Health & Higher Educational Facilities
                                 Authority Revenue:
   1,500,000        Baa1*          Caroll County General Hospital, 6.000% due 7/1/37 ................     1,520,250
     500,000        A              University of Maryland Medical Systems, 6.000% due 7/1/32 ........       512,850
                                                                                                       ------------
                                                                                                          2,033,100
                                                                                                       ------------
MASSACHUSETTS -- 4.1%
   1,250,000        AAA        Massachusetts State GO, Series C, FGIC-Insured, 5.500% due 11/1/14 ...     1,389,875
   1,000,000        A          Massachusetts State Health & Educational Facilities Authority
                                 Revenue, (Dana Farber Cancer Project), Series G-1,
                                 6.250% due 12/1/22 .................................................     1,031,410
   2,650,000        AA+        Massachusetts State Water Pollution Abatement, Series A,
                                 5.750% due 8/1/29 ..................................................     2,784,408
                                                                                                       ------------
                                                                                                          5,205,693
                                                                                                       ------------
MICHIGAN -- 2.3%
   2,750,000        AAA        Detroit, MI Capital Improvement, Series A, MBIA-Insured,
                                 5.000% due 4/1/07 ..................................................     2,966,755
                                                                                                       ------------


-------------------------------------------------------------------------------------------------------------------
                                             See Notes to Financial Statements.
                                                                                                             Page 5

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

June 30, 2002

     FACE
    AMOUNT          RATING(A)                    SECURITY                                                   VALUE
-------------------------------------------------------------------------------------------------------------------
MISSOURI -- 2.1%
  $2,500,000        AA         Missouri State Environmental Improvement & Energy Research
                                 Authority PCR Refunding, (Associated Electric Coop Thomas Hill),
                                 5.500% due 12/1/10 .................................................  $  2,675,800
                                                                                                       ------------
NEVADA -- 6.7%
                               Clark County, NV:
   3,500,000        AAA          GO School District, Series C, MBIA-Insured, 5.000% due 6/15/10 .....     3,753,925
   3,000,000        AAA          IDR Refunding, (Nevada Power Co. Project), Series C,
                                   AMBAC-Insured, 7.200% due 10/1/22 ................................     3,101,850
   1,000,000        AAA          Passenger Facility Revenue, (McCarran International Airport),
                                   Series A, MBIA-Insured, 5.750% due 7/1/23 ........................     1,023,970
     660,000        AAA        Nevada Housing Division, Single-Family Program, Series C,
                                 AMBAC-Insured, 6.350% due 10/1/12 ..................................       696,986
                                                                                                       ------------
                                                                                                          8,576,731
                                                                                                       ------------
NEW JERSEY -- 1.7%
   1,000,000        AAA        New Jersey EDA, Water Facilities Revenue, (New Jersey American
                                 Water Co., Inc. Project), Series A, FGIC-Insured, 6.875% due 11/1/34     1,106,800
   1,000,000        AAA        New Jersey State Transportation Trust Fund Authority,
                                 Series B, MBIA-Insured, 6.000% due 12/15/19 ........................     1,122,740
                                                                                                       ------------
                                                                                                          2,229,540
                                                                                                       ------------
NEW YORK -- 20.6%
                               New York City, NY GO:
   1,000,000        A            Series A, 6.000% due 5/15/30 .......................................     1,062,660
   1,000,000        A            Series B-1, 7.000% due 8/15/16, Pre-Refunded 8/15/04 ...............     1,116,690
                               New York City, NY Municipal Water Finance Authority,
                                 Water & Sewer System Revenue, Series A:
   1,600,000        AA             5.500% due 6/15/23 ...............................................     1,637,216
   4,500,000        AAA            FSA-Insured, 5.375% due 6/15/26 ..................................     4,535,910
   2,800,000        AA-        New York State Dormitory Authority Revenue, (State University
                                 Educational Facilities), 5.500% due 5/15/26 ........................     2,850,428
   1,435,000        AA-        New York State Local Government Assistance Corp.
                                 Revenue, Series A, 6.000% due 4/1/16 ...............................     1,522,449
   1,250,000        Aaa*       New York State Mortgage Agency Revenue, 24th Series,
                                 6.125% due 10/1/30 .................................................     1,314,088


-------------------------------------------------------------------------------------------------------------------
                                           See Notes to Financial Statements.
Page 6

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

June 30, 2002


     FACE
    AMOUNT          RATING(A)                    SECURITY                                                   VALUE
-------------------------------------------------------------------------------------------------------------------
NEW YORK -- 20.6% (CONTINUED)
                               New York State Urban Development Corp. Revenue,
                                 Correctional Facilities:
  $1,500,000        AAA            AMBAC-Insured, 5.375% due 1/1/25                                    $  1,525,350
   1,300,000        AAA            FSA-Insured, 5.375% due 1/1/25                                         1,313,247
   4,400,000        AAA        Port Authority of New York and New Jersey Construction,
                                 96th Series, FGIC-Insured, 6.600% due 10/1/23                            4,777,784
                               Triborough Bridge & Tunnel Authority, NY General Purpose
                                 Revenue, Series Y:
   1,370,000        AA-            5.500% due 1/1/17                                                      1,513,261
   2,750,000        AAA            MBIA-Insured, 5.500% due 1/1/17                                        3,067,075
                                                                                                       ------------
                                                                                                         26,236,158
                                                                                                       ------------
OHIO -- 5.3%
     750,000        A          Erie County, OH Hospital Facilities Revenue, (Firelands Regional
                                 Medical Center), Series A, 5.625% due 8/15/32                              749,400
   2,500,000        AA-        Franklin County, OH Hospital Revenue, (Holy Cross Health
                                 Systems Corp.), 5.875% due 6/1/21                                        2,594,025
   3,300,000        A          Ohio State Water Development Authority Solid Waste Disposal
                                 Revenue, (Broken Hill Proprietary Co., Ltd.), 6.450% due 9/1/20          3,446,751
                                                                                                       ------------
                                                                                                          6,790,176
                                                                                                       ------------
PENNSYLVANIA -- 4.0%
   4,000,000        AAA        Pennsylvania State Turnpike Commonwealth, AMBAC-Insured,
                                 5.000% due 7/15/41                                                       3,808,520
     250,000        AAA        Philadelphia, PA School District, Series A, FSA-Insured,
                                 5.500% due 2/1/31                                                          256,355
     900,000        AAA        Pittsburgh, PA School District, Refunding GO, Series A, FSA-Insured,
                                 5.500% due 9/1/16                                                          995,499
                                                                                                       ------------
                                                                                                          5,060,374
                                                                                                       ------------

TENNESSEE -- 3.4%
   1,950,000        AA-        Humphreys County, TN IDB, Solid Waste Disposal Revenue,
                                 (E.I. du Pont de Nemours and Co. Project), 6.700% due 5/1/24             2,087,748
   1,200,000        AAA        Memphis-Shelby County, TN Airport Authority Revenue,
                                 Series D, AMBAC-Insured, 6.000% due 3/1/24                               1,276,584
   1,000,000        AA         Tennessee Housing Development Agency, (Homeownership
                                 Program), Series 2C, 6.350% due 1/1/31                                   1,050,360
                                                                                                       ------------
                                                                                                          4,414,692
                                                                                                       ------------


-------------------------------------------------------------------------------------------------------------------
                                           See Notes to Financial Statements.
                                                                                                             Page 7

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

June 30, 2002


     FACE
    AMOUNT          RATING(A)                    SECURITY                                                   VALUE
-------------------------------------------------------------------------------------------------------------------
TEXAS -- 5.5%
                               Austin, TX Airport System Revenue, Series A, MBIA-Insured:
 $ 4,170,000        AAA          6.200% due 11/15/15                                                   $  4,488,797
     330,000        AAA          6.200% due 11/15/15, Pre-Refunded 11/15/07                                 374,949
   1,500,000        AAA        Dallas, TX Independent School District GO, 5.500% due 2/15/16              1,613,670
   1,750,000        AAA        Harris County, TX Refunding GO, MBIA-Insured,
                                 zero coupon due 8/15/24                                                    501,253
                                                                                                       ------------
                                                                                                          6,978,669
                                                                                                       ------------
UTAH -- 1.6%
   1,955,000        AAA        Utah State Housing Finance Agency, Single-Family Mortgage,
                                 Issue H-2, 6.250% due 7/1/22                                             2,031,382
                                                                                                       ------------

VIRGINIA -- 4.1%
   2,000,000        AA+        Fairfax County, VA EDA Lease Revenue, (Government Center
                                 Properties), 5.500% due 5/15/18                                          2,051,060
   2,915,000        A-         Greater Richmond Convention Center Authority, VA Hotel Tax
                                 Revenue, (Convention Center Expansion Project), 6.125% due 6/15/20       3,159,860
                                                                                                       ------------
                                                                                                          5,210,920

                                                                                                       ------------
WASHINGTON -- 3.0%
     400,000        AAA        Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28                    418,472
   1,950,000        AA+        Washington State GO, Series C, 5.500% due 7/1/18                           2,124,135
   1,200,000        AAA        Washington State Public Power Supply System Revenue Refunding,
                                 (Nuclear Project No. 1), Series A, MBIA-Insured, 5.125% due 7/1/17       1,228,956
                                                                                                       ------------
                                                                                                          3,771,563
                                                                                                       ------------
WISCONSIN -- 2.0%
   2,485,000        AA         Wisconsin Housing & EDA Homeownership Revenue, Series G,
                                 6.300% due 9/1/17                                                        2,538,502
                                                                                                       ------------
WYOMING -- 1.6%
   2,000,000        AA         Wyoming Community Development Authority Housing Revenue,
                                 Series 1, 6.100% due 12/1/14                                             2,109,500
                                                                                                       ------------
                               Total Investments -- 100% (Cost -- $120,405,888**)                      $127,444,004
                                                                                                       ============

-------------------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.

** Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 9 and 10 for definitions of ratings and certain security descriptions.

-------------------------------------------------------------------------------------------------------------------
                                           See Notes to Financial Statements.
Page 8

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Long-Term Securities Ratings (unaudited)

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA   -- Bonds rated "AAA" have the highest rating assigned by Standard
         &Poor's. Capacity to pay interest and repay principal is extremely strong.

AA    -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A     -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB   -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB    -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa   -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa    -- Bonds rated "Aa" are judged to be of high quality by all standards.
         Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A     -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa   -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR   -- Indicates that the bond is not rated by Moody's or Standard & Poor's.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.


Short-Term Securities Ratings (unaudited)

SP-1 -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1   -- Standard & Poor's highest commercial paper and variable-rate demand obligation ("VRDO") rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1   -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


Security Descriptions (unaudited)

ABAG     - Association of Bay Area Governors        GO        - General Obligation Bonds
AIG      - American International Guaranty          HDC       - Housing Development Corporation
AMBAC    - American Municipal Bond Assurance        HFA       - Housing Finance Authority
             Corporation                            IDA       - Industrial Development Authority
BAN      - Bond Anticipation Notes                  IDB       - Industrial Development Board
BIG      - Bond Investors Guaranty                  IDR       - Industrial Development Revenue
CGIC     - Capital Guaranty Insurance Company       INFLOS    - Inverse Floaters
CHFCLI   - California Health Facility               ISD       - Independent School District
             Construction Loan Insurance            LEVRRS    - Leveraged Reverse Rate Securities
CONNIE                                              LOC       - Letter of Credit
  LEE    - College Construction Loan Association    MBIA      - Municipal Bond Investors Assurance
COP      - Certificate of Participation                           Corporation
EDA      - Economic Development Authority           MVRICS    - Municipal Variable Rate Inverse
EDR      - Economic Development Revenue                           Coupon Security
FGIC     - Financial Guaranty Insurance Company     PCR       - Pollution Control Revenue
FHA      - Federal Housing Administration           PSFG      - Permanent School Fund Guaranty
FHLMC    - Federal Home Loan Mortgage               RAN       - Revenue Anticipation Notes
             Corporation                            RIBS      - Residual Interest Bonds
FLAIRS   - Floating Adjustable Interest Rate        RITES     - Residual Interest Tax-Exempt Securities
             Securities                             SYCC      - Structured Yield Curve Certificate
FNMA     - Federal National Mortgage Association    TAN       - Tax Anticipation Notes
FRTC     - Floating Rate Trust Certificates         TECP      - Tax Exempt Commercial Paper
FSA      - Financial Security Assurance             TOB       - Tender Option Bonds
GIC      - Guaranteed Investment Contract           TRAN      - Tax and Revenue Anticipation Notes
GNMA     - Government National Mortgage             VA        - Veterans Administration
             Association                            VRDD      - Variable Rate Daily Demand
                                                    VRWE      - Variable Rate Wednesday Demand

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Statement of Assets and Liabilities
June 30, 2002



ASSETS:
     Investments, at value (Cost -- $120,405,888) ...................................................  $127,444,004
     Cash ...........................................................................................        66,240
     Receivable for securities sold .................................................................     7,264,684
     Interest receivable ............................................................................     1,840,099
     Prepaid expenses ...............................................................................        14,911
                                                                                                       ------------
     TOTAL ASSETS ...................................................................................   136,629,938
                                                                                                       ------------
LIABILITIES:
     Payable for securities purchased ...............................................................     5,352,971
     Management fee payable .........................................................................        64,519
     Preferred dividends payable ....................................................................        11,464
     Accrued expenses ...............................................................................        79,055
                                                                                                       ------------
     TOTAL LIABILITIES ..............................................................................     5,508,009
                                                                                                       ------------
     SERIES M AUCTION RATE PREFERRED STOCK
       (900 SHARES AUTHORIZED AND ISSUED AT $50,000 PER SHARE) (NOTE 4) .............................    45,000,000
                                                                                                       ------------
TOTAL NET ASSETS ....................................................................................  $ 86,121,929
                                                                                                       ============
NET ASSETS:
     Common stock ($0.001 par value, 100,000,000 shares authorized; 6,007,094 shares outstanding)....  $      6,007
     Additional paid-in capital .....................................................................    83,244,145
     Undistributed net investment income ............................................................     1,200,398
     Accumulated net realized lossfrom security transactions ........................................    (5,366,737)
     Net unrealized appreciation of investments .....................................................     7,038,116
                                                                                                       ------------
TOTAL NET ASSETS ....................................................................................  $ 86,121,929
                                                                                                       ============

NET ASSET VALUE PER SHARE ($86,121,929 / 6,007,094 capital shares outstanding) ......................        $14.34
                                                                                                            =======



-------------------------------------------------------------------------------------------------------------------
                                          See Notes to Financial Statements.

                                                                                                            Page 11

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Statement of Operations
For the Year Ended June 30, 2002


INVESTMENTINCOME:
     Interest.......................................................................................    $ 7,146,469
                                                                                                        -----------
EXPENSES:
     Management fee (Note 2) ........................................................................       782,411
     Auction agent fees..............................................................................       120,820
     Audit and tax services .........................................................................        71,780
     Shareholder communications......................................................................        54,000
     Directors' fees ................................................................................        28,423
     Transfer agent fees ............................................................................        25,884
     Listing fees....................................................................................        22,560
     Legal ..........................................................................................        15,850
     Custody.........................................................................................         9,325
     Other...........................................................................................        19,932
                                                                                                        -----------
     TOTAL EXPENSES..................................................................................     1,150,985
                                                                                                        -----------
NET INVESTMENT INCOME................................................................................     5,995,484
                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):

     Net Realized Gain From Security Transactions (excluding short-term securities):
        Proceeds from sales..........................................................................    66,914,763
        Cost of securities sold......................................................................    64,922,027
                                                                                                        -----------
     NET REALIZED GAIN...............................................................................     1,992,736
                                                                                                        -----------

     Change in Net Unrealized Appreciation of Investments:
        Beginning of year............................................................................     7,271,918
        End of year..................................................................................     7,038,116
                                                                                                        -----------
     DECREASE IN NET UNREALIZED APPRECIATION.........................................................      (233,802)
                                                                                                        -----------
NET GAIN ON INVESTMENTs..............................................................................     1,758,934
                                                                                                        -----------
DISTRIBUTIONS PAID TO AUCTION RATE PREFERRED STOCKHOLDERS

  FROM NET INVESTMENT INCOME.........................................................................      (850,313)
                                                                                                        -----------
INCREASE IN NET ASSETS FROM OPERATIONS...............................................................   $ 6,904,105
                                                                                                        ===========
-------------------------------------------------------------------------------------------------------------------
                                            See Notes to Financial Statements.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Statements of Changes in Net Assets
For the Years Ended June 30,


                                                                                 2002            2001
---------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income ............................................... $  5,995,484     $  6,237,692
     Net realized gain...................................................     1,992,736          683,949
     Increase (decrease) in net unrealized appreciation...................     (233,802)       4,523,554
     Distributions paid to Auction Rate Preferred Stockholders
       from net investment income.........................................     (850,313)      (1,809,359)
                                                                           ------------     ------------
     INCREASE IN NET ASSETS FROM OPERATIONS ..............................    6,904,105        9,635,836
                                                                           ------------     ------------
DIVIDENDS PAID TO COMMON STOCK SHAREHOLDERS FROM:
     Net investment income................................................   (4,529,350)      (4,505,321)
                                                                           ------------     ------------
     DECREASE IN NET ASSETS FROM DIVIDENDS PAID TO

       COMMON STOCK SHAREHOLDERS.........................................    (4,529,350)      (4,505,321)
                                                                           ------------     ------------
INCREASE IN NET ASSETS...................................................     2,374,755        5,130,515
NET ASSETS:

     Beginning of year....................................................   83,747,174       78,616,659
                                                                           ------------     ------------
     END OF YEAR*......................................................... $ 86,121,929     $ 83,747,174
                                                                           ============     ============
* Includes undistributed net investment income of:........................   $1,200,398         $584,577
                                                                           ============     ============

---------------------------------------------------------------------------------------------------------
                                       See Notes to Financial Statements.
                                                                                                 Page 13

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Statement of Cash Flows
For the Year Ended June 30, 2002


CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
     Proceeds from sales of portfolio securities.............................................       $60,210,079
     Purchases of portfolio securities.......................................................       (61,235,086)
     Net sales of short-term securities......................................................           200,000
                                                                                                     ----------
                                                                                                       (825,007)
     Net investment income ..................................................................         5,995,484
     Amortization of net premium on investments..............................................            39,933
     Net change in receivables/payables related to operations................................           161,510
                                                                                                     ----------
     NET CASH FLOWS PROVIDED BY OPERATING ACTIVITIES.........................................         5,371,920
                                                                                                     ----------

CASH FLOWS USED BY FINANCING ACTIVITIES:
     Common stock dividends paid.............................................................        (4,529,350)
     Preferred stock dividends paid..........................................................          (854,876)
                                                                                                     ----------
     NET CASH FLOWS USED BY FINANCING ACTIVITIES.............................................        (5,384,226)
                                                                                                     ----------
Net Decrease in Cash.........................................................................           (12,306)
Cash, Beginning of year......................................................................            78,546
                                                                                                     ----------
CASH, END OF YEAR............................................................................         $  66,240
                                                                                                     ==========
---------------------------------------------------------------------------------------------------------------
                                          See Notes to Financial Statements.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Notes to Financial Statements

Note 1.  Organization and Significant Accounting Policies

Municipal Partners Fund II Inc. ("Fund") was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund's primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc ("Investment Adviser"), may appreciate in value relative to other similar obligations in the marketplace.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income and capital gains, if any, to its shareholders. Therefore, no federal income tax or excise tax provision is required.

DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends to common shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed annually (See Note 7). Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Note 4. The amounts of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains from investment transactions. These activities are reported in the statement of changes in net assets. Additional information on cash receipts and cash payments is presented in the statement of cash flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing premium or accreting discount on debt obligations.

Note 2.  Management and Advisory Fees and Other Transactions

The Fund has entered into a management agreement with PIMCO Funds Advisors LLC ("Investment Manager"), an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P., formerly known as PIMCO Advisors L.P., a wholly-owned subsidiary of Allianz AG, pursuant to which the Investment Manager, among other things, supervises the Fund's investment program and monitors the performance of the Fund's service providers.

The Investment Manager and the Fund entered into an investment advisory and administration agreement with the Investment Adviser, a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc., pursuant to which the Investment Adviser provides investment advisory and administrative services to the Fund. The Investment Adviser is responsible on a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell, or hold particular securities and is responsible for day-to-day administration of the Fund. The Investment Adviser has delegated certain administrative services to Smith Barney Fund Management LLC("SBFM"), an affiliate of the Investment Adviser, pursuant to a Sub-Administration Agreement between the Investment Adviser and SBFM.

The Fund pays the Investment Manager a monthly fee at an annual rate of 0.60% of the Fund's average weekly net assets for its services, and the Investment Manager pays the Investment Adviser a monthly fee at an annual rate of 0.36% of the Fund's average weekly net assets for its services. For purposes of calculating the fees, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund's average weekly net assets.

Certain officers and/or directors of the Fund are also officers and/or directors of the Investment Manager, or the Investment Adviser.

At June 30, 2002, the Investment Adviser owned 4,160 shares of the Fund.

MUNICIPAL PARTNERS FUND II INC.

Note 3.  Investments

For the year ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases .......................................................   $66,588,057
                                                                    ===========
Sales ...........................................................   $66,914,763
                                                                    ===========

At June 30, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation ...................................   $ 7,057,991
Gross unrealized depreciation ...................................       (19,875)
                                                                    -----------
Net unrealized appreciation .....................................   $ 7,038,116
                                                                    ===========

Note 4.  Preferred Stock

On October 1, 1993, the Fund closed its public offering of 900 shares of $0.001 par value Auction Rate Preferred Stock ("Preferred Stock") at an offering price of $50,000 per share. The Preferred Stock has a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and, subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 28 days and are determined by auction procedures. The dividend rates on the Preferred Stock during the year ended June 30, 2002 ranged from 1.300% to 3.250%. The weighted average dividend rate for the year ended June 30, 2002 was 1.884%. The Board of Directors designated the dividend period commencing June 25, 2002 as a Special Rate Period. Pursuant to this Special Rate Period, the dividend rate set by the auction held on June 24, 2002 remained in effect through July 1, 2002 when the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period. The dividend rate for this Special Rate Period is 1.55%.

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

The Preferred Shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Shares.

Under Emerging Issues Task Force ("EITF") announcement Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's preferred stock, which was previously classified as a component of net assets, has been reclassified outside of permanent equity (net assets) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

Note 5.  Concentration of Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note 6.  Events Subsequent to June 30, 2002

COMMON STOCK DIVIDENDS. On May 3, 2002, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.065 per share, payable on July 26 and August 30, 2002 to shareholders of record on July 16 and August 13, 2002, respectively.

PREFERRED STOCK DIVIDENDS. The Board of Directors designated each of the following dividend periods as a Special Rate Period. With each auction date, the regular auction procedure resumes, subject to the Fund's ability to designate any subsequent dividend period as a Special Rate Period.

 COMMENCEMENT OF         AUCTION           RATE EFFECTIVE            PREFERRED
   RATE PERIOD            DATE                THROUGH                   RATE
--------------------------------------------------------------------------------
      7/2/02             7/1/02                7/8/02                  1.400%
      7/9/02             7/8/02               7/15/02                  1.349
     7/16/02            7/15/02               7/22/02                  1.300
     7/23/02            7/22/02               7/29/02                  1.350
     7/30/02            7/29/02                8/5/02                  1.250
      8/6/02             8/5/02               8/12/02                  1.000
--------------------------------------------------------------------------------

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Note 7.  Capital Loss Carryforward

At June 30, 2002, the Fund had, for Federal income tax purposes, approximately $5,367,000 of loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on the last day in June of the year indicated:

                             2003          2004           2005          2007           2008
----------------------------------------------------------------------------------------------
Carryforward Amounts       $782,000     $3,081,000      $810,000      $141,000       $553,000
----------------------------------------------------------------------------------------------

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Financial Highlights

Data for a share of common stock outstanding throughout each year ended June 30:

                                                         2002        2001        2000       1999       1998
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR..........            $13.94      $13.09      $13.71     $14.42     $13.70
                                                        ------      ------     -------    -------     ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income....................              1.00        1.04        1.04       1.04       1.03
   Net realized and unrealized gain (loss)..              0.29        0.86       (0.60)     (0.73)      0.72
   Distributions paid to Auction Rate Preferred
     Stockholders from net investment income             (0.14)      (0.30)      (0.31)     (0.27)     (0.28)
                                                        ------      ------     -------    -------     ------
Total Income From Operations................              1.15        1.60        0.13       0.04       1.47
                                                        ------      ------     -------    -------     ------
DIVIDENDS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
  Net investment income.....................             (0.75)      (0.75)      (0.75)     (0.75)     (0.75)
                                                        ------      ------     -------    -------     ------
Total Dividends Paid to  Common Stock Shareholders       (0.75)      (0.75)      (0.75)     (0.75)     (0.75)
                                                        ------      ------     -------    -------     ------
NET ASSET VALUE, END OF YEAR................            $14.34      $13.94      $13.09     $13.71     $14.42
                                                        ======      ======     =======    =======     ======
PER SHARE MARKET VALUE, END OF YEAR.........            $13.00      $12.52    $11.5625   $12.3125     $12.75
                                                        ======      ======     =======    =======     ======
TOTAL RETURN, BASED ON MARKET PRICE(1)......             10.11%      15.14%       0.26%      2.27%      9.20%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:(2)
  Operating expenses........................              1.35%       1.38%       1.39%      1.30%      1.36%
  Net investment income.....................              7.02        7.63        7.95       7.23       7.27
NET ASSETS OF COMMON SHAREHOLDERS,
  END OF YEAR (000S)........................           $86,122     $83,747     $78,617    $82,365    $86,600
PORTFOLIO TURNOVER RATE.....................                52%         15%         40%        19%        20%
AUCTION RATE PREFERRED STOCK:
  Total Amount Outstanding (000s)...........           $45,000     $45,000     $45,000    $45,000    $45,000
  Asset Coverage Per Share..................           145,691     143,052     137,352    141,517    146,222
  Involuntary Liquidating Preference Per Share          50,000      50,000      50,000     50,000     50,000
  Average Market Value Per Share............            50,000      50,000      50,000     50,000     50,000
------------------------------------------------------------------------------------------------------------

(1) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
(2) Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred stockholders.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Report of Independent Accountants

To the Board of Directors and Shareholders of Municipal Partners Fund II Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Municipal Partners Fund II Inc. (the "Fund") at June 30, 2002, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Pricewaterhouse Coopers LLP
New York, New York
August 20, 2002

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Tax Information (unaudited)

For Federal tax purposes, the Fund hereby designates for the fiscal year ended June 30, 2002:

     * 100% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.


Additional Stockholder Information (unaudited)

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS

The Fund held its Annual Meeting of Stockholders on October 29, 2001 for the purpose of voting upon the election of Stephen Treadway as Class I Director of the Fund, to serve until the 2003 Annual Meeting of Stockholders, and election of Dr. Riordan Roett and Jeswald W. Salacuse as Class III Directors of the Fund, to serve until the 2004 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the Meeting.

1. Election of Directors

                                 Preferred         Preferred            Preferred           Preferred
Nominees                         Votes For       Votes Against       Votes Withheld     Votes Abstainted
------------                    -----------      -------------      ---------------    -----------------
Dr. Riordan Roett                   838                0                    0                   0
Jeswald W. Salacuse                 838                0                    0                   0
Stephen Treadway                    838                0                    0                   0


                                  Common            Common               Common              Common
Nominees                         Votes For       Votes Against       Votes Withheld     Votes Abstainted
------------                    ------------     -------------      ---------------     ----------------
Jeswald W. Salacuse              5,621,795             0                 58,798                 0
Stephen Treadway                 5,621,740             0                 58,853                 0

At June 30, 2002, in addition to Dr. Riordan Roett, Jeswald W. Salacuse and Stephen Treadway, the other Directors of the Fund were as follows:

Leslie H. Gelb
Heath B. McLendon

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Additional Information (unaudited)

INFORMATION ABOUT DIRECTORS AND OFFICERS

The business and affairs of Municipal Partners Fund II Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                            NUMBER OF
                                                                       PORTFOLIOS ADVISED
                                                                           BY SBAM,(2)
                                                                         SBAM AND PIMCO
                                                                        ADVISORS,(3) AND
                                                                        PIMCO ADVISORS(4)
                                              TERM OF       PRINCIPAL   AND OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND  OCCUPATION(S)    DIRECTOR         OTHER
                               HELD WITH      LENGTH OF    DURING PAST     (INCLUDING    DIRECTORSHIPS
NAME, ADDRESS, AND AGE          FUND(1)      TIME SERVED     5 YEARS        THE FUND)  HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------
NON-INTERESTED
DIRECTORS:

Leslie H. Gelb                Director and      Since    President,          13(2)    Britannica.com;
The Council on                Member of         2000     The Council on       6(3)    Director of 2
  Foreign Relations           the Audit                  Foreign Relations;   0(4)    registered
58 East 68th Street           Committee,                 formerly, Columnist,         investment
New York, NY 10021            Class I                    Deputy Editorial             companies advised
Age 64                                                   Page Editor and              by Advantage
                                                         Editor, Op-Ed Page,          Advisers, Inc.
                                                         The New York                 ("Advantage")
                                                         Times

Riordan Roett                 Director and      Since    Professor and       13(2)    The Latin America
The Johns Hopkins University  Member of         1997     Director, Latin      6(3)    Equity Fund, Inc.
1740 Massachusetts Ave. NW    the Audit                  America Studies      0(4)
Washington, DC 20036          Committee,                 Program, Paul H.
Age 63                        Class III                  Nitze School of
                                                         Advanced
                                                         International
                                                         Studies, The Johns
                                                         Hopkins University

Jeswald W. Salacuse           Director and      Since    Henry J. Braker     13(2)    Director of 2
Tufts University              Member of         2000     Professor of         6(3)    registered
  The Fletcher School of Law  the Audit                  Commercial Law       1(4)    investment
  & Diplomacy                 Committee,                 and formerly Dean,           companies advised
Packard Avenue                Class III                  The Fletcher                 by Advantage
Medford, MA 02155                                        School of Law &
Age 64                                                   Diplomacy, Tufts
                                                         University


                                                                                                Page 23

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

                                                                            NUMBER OF
                                                                       PORTFOLIOS ADVISED
                                                                           BY SBAM,(2)
                                                                         SBAM AND PIMCO
                                                                        ADVISORS,(3) AND
                                                                        PIMCO ADVISORS(4)
                                              TERM OF       PRINCIPAL   AND OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND  OCCUPATION(S)    DIRECTOR         OTHER
                               HELD WITH      LENGTH OF    DURING PAST     (INCLUDING    DIRECTORSHIPS
NAME, ADDRESS, AND AGE          FUND(1)      TIME SERVED     5 YEARS        THE FUND)  HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS:

Heath B. McLendon               Director and    Since    Managing Director     185(2)           None
Salomon Smith Barney Inc.       Co-Chairman,    1998     of Salomon Brothers     6(3)
125 Broad Street, 9th Floor     Class II                 Asset Management        0(4)
New York, NY 10004                                       Inc ("SBAM") and
Age 69                                                   Salomon Smith
                                                         Barney Inc. ("SSB");
                                                         Chairman, President,
                                                         Chief Executive Officer
                                                         and Director of Smith
                                                         Barney Fund
                                                         Management LLC
                                                         ("SBFM") and Travelers
                                                         Investment Adviser,
                                                         Inc. ("TIA");
                                                         Director of the
                                                         Travelers Investment
                                                         Management Company
                                                         and Citi Fund
                                                         Management Inc.

Stephen Treadway                Director and    Since    Managing Director of    0(2)           None
PIMCO Funds                     Co-Chairman,    2000     Allianz Dresdner        6(3)
  Distributors LLC              Class I                  Asset Management       56(4)
2187 Atlantic Street, Suite 100                          of America L.P.
Stamford, CT 06902                                       ("ADAMA") (formerly,
Age 54                                                   PIMCO Advisors L.P.);
                                                         Managing Director
                                                         and Chief Executive
                                                         Officer of PIMCO
                                                         Funds Distributors
                                                         LLC ("PFD") since
                                                         May 1996; Managing
                                                         Director and Chief
                                                         Executive Officer,
                                                         PIMCO Advisors

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

                                                                            NUMBER OF
                                                                       PORTFOLIOS ADVISED
                                                                           BY SBAM,(2)
                                                                         SBAM AND PIMCO
                                                                        ADVISORS,(3) AND
                                                                        PIMCO ADVISORS(4)
                                              TERM OF       PRINCIPAL   AND OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND  OCCUPATION(S)    DIRECTOR         OTHER
                               HELD WITH      LENGTH OF    DURING PAST     (INCLUDING    DIRECTORSHIPS
NAME, ADDRESS, AND AGE          FUND(1)      TIME SERVED     5 YEARS        THE FUND)  HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------
OFFICERS:
Peter J. Wilby                President         Since    Managing Director     N/A           N/A
SSB                                             2002     of SSB and SBAM
388 Greenwich Street                                     since January 1996
New York, NY 10013
Age 43

Lewis E. Daidone              Chief             Since    Managing Director     N/A           N/A
SSB                           Administrative    2002     of SSB; Chief
125 Broad Street, 11th Floor  Officer                    Financial Officer of
New York, NY 10004                                       the Smith Barney
Age 44                        Executive Vice    1998-    Mutual Funds;
                              President and     2002     Director and Senior
                              Treasurer                  Vice President of
                                                         SBFM and TIA

Irving P. David               Chief Financial   Since    Director of SSB       N/A           N/A
SSB                           Officer and       2002
125 Broad Street, 10th Floor  Treasurer
New York, NY 10004
Age 41                        Controller      May-July
                                               2002

Robert E. Amodeo              Executive Vice    Since    Managing Director     N/A           N/A
SSB                           President         1999     of SBAM and SSB
388 Greenwich Street                                     since December 2001.
New York, NY 10013                                       Director of SBAM
Age 36                                                   and SSB since
                                                         December 1998.
                                                         Vice President of
                                                         SBAM and SSB
                                                         from January 1996
                                                         to December 1998


                                                                                         Page 25

MUNICIPAL PARTNERS FUND II INC.

                                                                            NUMBER OF
                                                                       PORTFOLIOS ADVISED
                                                                           BY SBAM,(2)
                                                                         SBAM AND PIMCO
                                                                        ADVISORS,(3) AND
                                                                        PIMCO ADVISORS(4)
                                              TERM OF       PRINCIPAL   AND OVERSEEN BY
                              POSITION(S)   OFFICE(1) AND  OCCUPATION(S)    DIRECTOR         OTHER
                               HELD WITH      LENGTH OF    DURING PAST     (INCLUDING    DIRECTORSHIPS
NAME, ADDRESS, AND AGE          FUND(1)      TIME SERVED     5 YEARS        THE FUND)  HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------
Newton B. Schott, Jr.         Executive Vice    Since    Chief                  N/A              N/A
PFD                           President         1997     Administrative
2187 Atlantic Street, Suite 100                          Officer, Managing
Stamford, CT 06902                                       Director and General
Age 60                                                   Counsel of PFD and
                                                         Managing Director
                                                         and Chief Legal
                                                         Officer of
                                                         PIMCO Advisors

Brian S. Shlissel             Executive Vice    Since    Senior Vice President  N/A              N/A
PIMCO Funds Advisors LLC      President         2002     of ADAMA since
1345 Avenue of the Americas                              July 1999;
New York, NY 10105                                       Vice President of
Age 37                                                   Mitchell Hutchins
                                                         Asset Management
                                                         (1993-1999)

Frances M. Guggino            Controller        Since    Vice President,        N/A              N/A
SSB                                             2002     Citigroup Asset
125 Broad Street, 10th Floor                             Management
New York, NY 10004
Age 40


Christina T. Sydor            Secretary         Since    Managing Director      N/A              N/A
SSB                                             1998     of SSB; General
300 First Stamford Place                                 Counsel and
Stamford, CT 06902                                       Secretary of
Age 51                                                   SBFM and TIA

-------------------

(1) The Fund's Board of Directors is divided into three classes: Class I, Class II and Class III. The terms of office of the Class I, II and III Directors expire at the Annual Meetings of Stockholders in the year 2003, year 2002 and year 2004, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund's executive officers are chosen each year at the first meeting of the Fund's Board of Directors following the Annual Meeting of Stockholders, to hold office until the meeting of the Board following the next Annual Meeting of Stockholders and until their successors are duly elected and qualified.
(2) Number of portfolios advised by Salomon Brothers Asset Management Inc ("SBAM") or affiliates of SBAM.
(3) Number of portfolios advised by both SBAM or affiliates of SBAM and PIMCO Funds Advisors LLC ("PIMCO Advisors") or affiliates of PIMCO Advisors.
(4) Number of portfolios advised by PIMCO Advisors or affiliates of PIMCO Advisors.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment Plan ("Plan"), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by State Street Bank and Trust Company ("Plan Agent") in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in "street name") will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the holders as representing the total amount registered in such holders' names and held for the account of beneficial owners that have not elected to receive distributions in cash.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant's shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days' written notice to participants in the Plan.

All correspondence concerning the Plan should be directed to the Plan Agent, P.O. Box 8209, Boston, Massachusetts 02266-8209.

                     ------------------------------------

This report is transmitted to the shareholders of Municipal Partners Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

       M U N I C I P A L     P A R T N E R S    F U N D    I I    I N C.
--------------------------
Directors

LESLIE H. GELB
      President, The Council
      on Foreign Relations
HEATH B. MCLENDON
      Co-Chairman of the Board;
      Managing Director, Salomon Smith Barney Inc.
      President and Director,
      Smith Barney Fund Management LLC
      and Travelers Investment Adviser, Inc.
RIORDAN ROETT
      Professor and Director, LatinAmerican
      Studies Program, Paul H. Nitze
      School of Advanced International Studies,
      The Johns Hopkins University
JESWALD W. SALACUSE
      Henry J. Braker Professor of
      Commercial Law and formerly Dean,
      The Fletcher School of Law & Diplomacy,
      Tufts University
STEPHEN TREADWAY
      Co-Chairman of the Board;
      Managing Director,
      Allianz Dresdner Asset
      Management of America L.P.
      Managing Director and
      Chief Executive Officer
      PIMCO Funds Distributors LLC
CHARLES F. BARBER, Emeritus
      Consultant; formerly Chairman,
      ASARCO Inc.

--------------------------
Officers

HEATH B. MCLENDON
      Co-Chairman of the Board
STEPHEN TREADWAY
      Co-Chairman of the Board
PETER J. WILBY
      President
LEWIS E. DAIDONE
      Chief Administrative Officer
ROBERT E. AMODEO
      Executive Vice President
NEWTON B. SCHOTT
      Executive Vice President
BRIAN S. SHLISSEL
      Executive Vice President
IRVING P. DAVID
      Chief Financial Officer and Treasurer
FRANCES M. GUGGINO
      Controller
CHRISTINA T. SYDOR
      Secretary

--------------------------
Municipal Partners Fund II Inc.
      125 Broad Street
      10th Floor, MF-2
      New York, New York  10004
      Telephone 1-888-777-0102

INVESTMENT ADVISER
      Salomon Brothers Asset Management Inc
      388 Greenwich Street
      New York, New York  10013

INVESTMENT MANAGER
      PIMCO Funds Advisors LLC
      1345 Avenue of the Americas
      New York, New York  10105

AUCTION AGENT
      Bankers Trust Company
      4 Albany Street
      New York, New York  10006

CUSTODIAN
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

LEGAL COUNSEL
      Simpson Thacher & Bartlett
      425 Lexington Avenue
      New York, New York  10017

INDEPENDENT ACCOUNTANTS
      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York  10036

NEW YORK STOCK EXCHANGE SYMBOL
      MPT

                 Municipal Partners
                 Fund II Inc.



                 Annual Report
                 JUNE 30, 2002











State Street Bank and Trust Company
P.O. Box 8200
Boston, Massachusetts 02266-8200

                                                          PRESORTED STANDARD
                                                             U.S. POSTAGE
                                                                 PAID
                                                           S. HACKENSACK, NJ
                                                            PERMIT No. 750

                                                                     MPTANN 6/02
                                                                         02-3685